Document and Entity Information	12 Months Ended
Dec. 31, 2022
Cover [Abstract]
Document Type	DEF 14A
Amendment Flag	false
Entity Registrant Name	Orion Engineered Carbons S.A.
Entity Central Index Key	0001609804